Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income before income taxes	$ 12,003	$ 10,827	$ 1,507
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(4,081)	(3,681)	(513)
Tax benefits from the deduction of interest on capital distribution	728	553	(53)
Different jurisdictional tax rates for companies abroad	1,056	355	669
Brazilian income taxes on income of companies incorporated outside Brazil	(175)	(41)	(70)
Tax incentives	443	74	168
Tax loss carryforwards (unrecognized tax losses)	(682)	(484)	(146)
Non-taxable income (non-deductible expenses), net	(1,556)	(780)	(454)
Tax settlement programs			(1,373)
Agreement with US authorities		(293)
Others	69	41	75
Income taxes	(4,200)	(4,256)	(1,697)
Deferred income taxes	(2,798)	(370)	(400)
Current income taxes	(1,402)	(3,886)	(1,297)
Total	$ (4,200)	$ (4,256)	$ (1,697)
Effective tax rate of income taxes	35.00%	39.30%	112.60%